NON-CONTROLLING INTEREST (Details)	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Noncontrolling Interest [Line Items]
Paid-in capital	¥ 496,038,696		¥ 479,490,763		$ 74,060,807
Accumulated other comprehensive income (loss)	11,307,461		1,974,836		1,688,255
Total non-controlling interests	(7,746,968)		(7,579,568)		(1,156,656)
Capital contribution received	0	$ 0	50,000	¥ 405,000
Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital	6,656,000		6,656,000		993,771	$ 1,046,308
Capital contribution receivable due from non-controlling Interest	(48,870,000)		(50,000,000)		(7,296,511)	(7,859,883)
Unappropriated retained earnings (deficit)	(292,265)		1,005,135		(43,635)	158,005
Accumulated other comprehensive income (loss)	(30,703)		(30,703)		(4,584)	(4,826)
Valuation increase shared by minority shareholders	34,790,000		34,790,000		5,194,303	5,468,906
Total non-controlling interests	(7,746,968)		(7,579,568)		(1,156,656)	$ (1,191,490)
BHD | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital	1,651,000		1,651,000
Unappropriated retained earnings (deficit)	3,477,493		3,477,493
Accumulated other comprehensive income (loss)	(18,850)		(18,850)
Total non-controlling interests	5,109,643		5,109,643
Nanjing Recon | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital	200,000		200,000
Unappropriated retained earnings (deficit)	3,616,001		3,616,002
Accumulated other comprehensive income (loss)	(11,853)		(11,853)
Total non-controlling interests	3,804,148		3,804,149
Gan Su BHD [Member]
Noncontrolling Interest [Line Items]
Capital contribution received	0		50,000	¥ 405,000
Gan Su BHD [Member] | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital	4,805,000		4,805,000
Capital contribution receivable due from non-controlling Interest	0
Unappropriated retained earnings (deficit)	(4,972,129)		(4,106,883)
Accumulated other comprehensive income (loss)	0
Valuation increase shared by minority shareholders	0
Total non-controlling interests	(167,129)		698,117
Qinghai BHD [Member] | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital	0
Capital contribution receivable due from non-controlling Interest	0
Unappropriated retained earnings (deficit)	(1,520,225)		(1,442,443)
Accumulated other comprehensive income (loss)	0
Valuation increase shared by minority shareholders	0
Total non-controlling interests	(1,520,225)		(1,442,443)
Future Gas Station (Beijing) Technology, Ltd
Noncontrolling Interest [Line Items]
Capital contribution receivable due from non-controlling Interest	(48,870,000)		(50,000,000)		$ 7,296,511
Capital contribution received	1,130,000	$ 168,714
Future Gas Station (Beijing) Technology, Ltd | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Capital contribution receivable due from non-controlling Interest	(48,870,000)		(50,000,000)
Unappropriated retained earnings (deficit)	(893,405)		(539,034)
Valuation increase shared by minority shareholders	34,790,000		34,790,000
Total non-controlling interests	¥ (14,973,405)		¥ (15,749,034)